Cash And Cash Equivalents, Short-Term Bank Deposits And Marketable Securities - Schedule Of Cash And Cash Equivalents And Short Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash Cash Equivalents And Short Term Investments [Line Items]
Cash	$ 204.4	$ 182.0
Money market funds	14.5	28.2
Short term deposits	36.8	69.0
Total Cash and cash equivalents	255.7	279.2
Short-term bank deposits	214.5	0.6
Marketable securities:
Total Marketable securities	3,529.4	3,668.9
Total Cash and cash equivalents, short-term bank deposits and marketable securities	3,999.6	3,948.7
Government And Corporate Debentures Fixed Interest Rate [Member]
Marketable securities:
Total Marketable securities	2,626.9	3,008.9
Government Sponsored Enterprises Debentures [Member]
Marketable securities:
Total Marketable securities	714.7	475.6
Government And Corporate Debentures Floating Interest Rate [Member]
Marketable securities:
Total Marketable securities	$ 187.8	$ 184.4